Revenue - Summary of Revenue by Segments (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₸ 4,046,074	₸ 2,532,156	₸ 1,913,490
Fee revenue	1,654,238	1,329,350	1,027,545
Interest revenue	1,579,346	1,082,668	833,516
Retail revenue	850,127	163,134	68,807
Other (losses)/ gains	18,250	11,229	23,200
Rewards	(55,887)	(54,225)	(39,578)
Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,101,961	2,586,381	1,953,068
Intergroup	(31,171)	(15,486)	(560)
Payments | Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	658,726	587,097	478,684
Fee revenue	510,763	458,953	368,925
Interest revenue	1,383,465	955,528	723,757
Marketplace | Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,931,472	732,943	448,223
Fee revenue	974,269	562,283	375,189
Interest revenue	69,886	6,304
Retail revenue	850,127	163,134	68,807
Other (losses)/ gains	37,190	1,222	4,227
Fintech | Operating Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,542,934	1,281,827	1,026,721
Fee revenue	178,409	316,292	283,991
Interest revenue	147,963	128,144	109,759
Other (losses)/ gains	₸ (18,940)	₸ 10,007	₸ 18,973